Segment Reporting - Schedule of Revenue by Geographic Location of Group’s Revenue (Details)		6 Months Ended
		Dec. 31, 2024 MYR (RM)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 MYR (RM)
Schedule of Revenue by Geographic Location of Group’s Revenue [Line Items]
Revenue		RM 11,171,023	$ 2,500,229	RM 10,847,686
Thailand [Member]
Schedule of Revenue by Geographic Location of Group’s Revenue [Line Items]
Revenue		5,309,432	1,188,324	5,363,142
Malaysia [Member]
Schedule of Revenue by Geographic Location of Group’s Revenue [Line Items]
Revenue		2,644,241	591,818	3,797,780
Switzerland [Member]
Schedule of Revenue by Geographic Location of Group’s Revenue [Line Items]
Revenue		3,094,611	692,617	849,109
United States of America [Member]
Schedule of Revenue by Geographic Location of Group’s Revenue [Line Items]
Revenue		36,126	8,085	707,872
Others [Member]
Schedule of Revenue by Geographic Location of Group’s Revenue [Line Items]
Revenue	[1]	RM 86,613	$ 19,385	RM 129,783

[1]	No revenue from other single country amounted to 3% or more of the Group’s revenue.